DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND    TWO WORLD TRADE CENTER, NEW YORK,
                                                     NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1996

DEAR SHAREHOLDER:
We are pleased to present the annual report on the operations of Dean Witter California Tax-Free Income Fund for the year ended December 31, 1996.
After accelerating in the first half of 1996, domestic economic growth moderated during the summer. Inflation remained under control despite full employment and stronger growth in the fourth quarter. The need for a tightening move by the Federal Reserve Board abated. Market confidence improved under these conditions and fixed-income yields moved lower in the second half of the year.
MUNICIPAL MARKET CONDITIONS
Long insured revenue bond yields rose from 5.40 percent in February to reach
6.15 percent in April and again in mid-June. Subsequently, demand for municipal bonds improved and followed the trend of U.S. Treasury securities to lower rates. By the end of December, insured bond yields stood at 5.60 percent. The yield pickup for extending maturities from 1 to 30 years was 210 basis points at year end.
The ratio of insured revenue bond yields to 30-year U.S. Treasury yields, fell from 92 to 84 percent during the year. A declining ratio means that municipal bond prices outperformed U.S. Treasury prices. The ratio's average range for the past three years has been as low (rich) as 81 and as high (cheap) as 92 percent. The relative improvement in municipals occurred when flat-tax proposals failed to gain public support.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  GROWTH OF $10,000
($ IN THOUSANDS)
                             FUND      LEHMAN(4)    LIPPER(5)
Dec-86                      10000          10000        10000
                             9730          10151         9888
Dec-88                      10823          11182        10947
                            11855          12389        12015
Dec-90                      12530          13292        12800
                            13805          14906        14232
Dec-92                      14886          16220        15442
                            16519          18212        17399
Dec-94                      15533          17271        16143
                            17857          20286        19114
Dec-96                      18415          21185        19816

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC) (1 year-5%, 5 years-2%, 10 years-0%). See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value assuming a complete redemption on December 31, 1996.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper California Municipal Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper California Muni Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1996, CONTINUED

The municipal market achieved a balance between new-issue supply and maturing securities in 1996. New-issue volume increased by 14 percent to $183 billion. Maturities and redemptions of older issues essentially matched underwriting volume. California remained the state with the greatest new-issue volume. Underwriting in the state totaled $25 billion for the year and represented 14 percent of national volume.

PERFORMANCE

Dean Witter California Tax-Free Income Fund's total return for the fiscal year ended December 31, 1996 was 3.13 percent. The Fund's net asset value declined from $12.92 to $12.57 per share. Tax-free dividends of $0.58 per share and taxable long-term capital gains distributions of $0.14 per share were paid during the period. Dividends from tax-exempt income gave the Fund a positive total return. The trailing 30-day SEC yield and distribution yield on December 31, 1996 were 4.07 percent and 4.60 percent, respectively.

Since its inception on July 11, 1984, the Fund has provided shareholders with an average annual total return of 8.54 percent. The accompanying chart illustrates the performance of $10,000 investment in the Fund for the 10 years ended December 31, 1996, versus the performance of a similar hypothetical investment in the issues comprising the Lehman Brothers Municipal Bond Index, as well as the performance of the Lipper Analytical Services, Inc. California Municipal Debt Funds Index.

PORTFOLIO STRUCTURE

The Fund's net assets of $976 million were diversified among 12 long-term sectors and 77 credits. The Fund's cash and short-term investment position was increased to a range of 5 to 10 percent during 1996 in response to market volatility. Portfolio sales shifted to more market sensitive issues. The sales of discount and current-coupon issues exceeded sales of defensive, higher-coupon bonds with shorter calls. New purchases focused on securities with 15- to 25-year maturities rather than 20- to 30-year maturities. Modest discount or premium bonds with shorter durations were favored.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1996, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             FIVE LARGEST SECTORS as of December 31, 1996
(% of Net Assets)
Water & Sewer                                                                 13%
Hospital                                                                       9%
Electric                                                                       8%
All Others                                                                    40%
Refunded                                                                      15%
Transportation                                                                15%
Portfolio structure is subject to change.
CREDIT RATINGS as of December 31, 1996
(% of Total Long-Term Portfolio)
Aaa or AAA                                                                    53%
A or A                                                                        16%
Baa or BBB                                                                    12%
Not Rated*                                                                     2%
Aa or AA                                                                      17%
As measured by Moody's Investors Service, Inc. or Standard & Poor's
Corp.
*Not rated at time of purchase; deemed by investment
manager to be comparable to investment-grade securities.
Portfolio structure is subject to change.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 1996, CONTINUED

During the year the average maturity of the long-term portfolio moved from 19 to 17 years. The portfolio's distribution of older, shorter-call issues and newer issues with longer call dates provided an average call protection of 6 years. Bonds with shorter than average call protection had book yields in excess of
6.50 percent. The book yields of bonds with longer call protection averaged under 6 percent. The portfolio has continued to maintain high-quality, with nearly 70 percent of its long-term holdings rated double "A" or better.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    CALL STRUCTURE AS OF DECEMBER 31, 1996
(% OF TOTAL LONG-TERM PORTFOLIO)
YEARS                                                   PERCENT CALLABLE
1997                                                                  6%
1998                                                                  5%
1999                                                                  6%
2000                                                                  6%
2001                                                                  9%
2002                                                                 15%
2003                                                                 14%
2004                                                                  4%
2005                                                                 16%
2006                                                                  8%
2007-2011                                                             6%
2012+                                                                 5%

LOOKING AHEAD

With the collapse of flat-tax proposals, municipal bonds have improved relative to U.S. Treasury securities. Tax-free yields are currently near the "rich" end of their average range versus Treasury yields. Under these conditions, the Fund has accumulated an above average cash position and has moved to shorter maturities. If municipals were to cheapen in the future, the fund would likely draw down some of its cash and extend maturities in seeking opportunities to pick up income.

We appreciate your ongoing support of Dean Witter California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (92.8%)
            GENERAL OBLIGATION (5.0%)
            California,
$  5,000      Ser 1990............................................................       7.00%   08/01/07    $  5,827,250
   5,000      Ser 1990............................................................       7.00    08/01/08       5,856,500
   2,000      Ser AT..............................................................       9.50    02/01/10       2,755,180
  10,000      Various Purpose dtd 04/01/93 (FSA)..................................       5.50    04/01/19       9,760,900
  15,000      Ser 1996 (AMBAC)....................................................       5.25    06/01/21      14,420,850
   4,000    Santa Margarita/Dana Point Authority, Impr Dists #3, 3A, 4 & 4A 1994
              Ser B Refg (MBIA)...................................................       5.75    08/01/20       4,023,200
   6,000    Santa Margarita Water District, Impr Dists #3 & 4 Refg Ser 1986.......       7.50    11/01/05       6,204,000
                                                                                                             ------------
---------
                                                                                                               48,847,880
  47,000
                                                                                                             ------------
---------
            EDUCATIONAL FACILITIES REVENUE (4.1%)
            California Educational Facilities Authority,
   1,750      Loyola Marymount University Ser 1992 B..............................       6.55    10/01/12       1,869,437
   2,300      Loyola Marymount University Ser 1992 B..............................       6.60    10/01/22       2,457,872
   3,000      Stanford University Ser I...........................................       6.75    01/01/13       3,184,410
   2,000      University of Southern California Ser 1997 A (WI)...................       5.70    10/01/15       1,976,300
   3,500      University of Southern California Ser 1989 A........................       7.20    10/01/15       3,638,390
            California Statewide Communities Development Authority,
   3,400      Gemological Institute of America COPs (Connie Lee)..................       6.00    05/01/20       3,480,138
   4,100      Gemological Institute of America COPs (Connie Lee)..................       6.00    05/01/25       4,196,637
  10,000    University of California, Multiple Purpose Refg Ser 1993 C (AMBAC)....       5.125   09/01/18       9,336,000
  10,000    Whittier, Whittier College Refg Ser 1993 (Connie Lee).................       5.40    12/01/18       9,459,400
                                                                                                             ------------
---------
                                                                                                               39,598,584
  40,050
                                                                                                             ------------
---------
            ELECTRIC REVENUE (8.2%)
  13,000    Los Angeles Department of Water & Power, Second Issue of 1993.........       5.40    11/15/13      12,648,480
   5,000    Northern California Power Agency, Hydro #1 1993 Refg Ser A (MBIA).....       5.50    07/01/16       4,923,650
            Sacramento Municipal Utility District,
   5,700      Refg 1994 Ser H (MBIA)..............................................       5.75    01/01/11       5,877,612
  26,000      Refg 1992 Ser A (FGIC)..............................................       6.30    08/15/18      27,526,720
            Southern California Public Power Authority,
   7,000      Mead-Adelanto 1994 Ser A............................................       5.15    07/01/15       6,725,670
   1,750      Transmission Refg Ser 1988 (FGIC)...................................       0.00    07/01/06       1,084,580
            Puerto Rico Electric Power Authority,
   9,000      Power Ser O.........................................................       5.00    07/01/12       8,331,030
   9,000      Power Ser X.........................................................       6.125   07/01/21       9,220,500
   4,000      Power Ser X.........................................................       5.50    07/01/25       3,828,280
                                                                                                             ------------
---------
                                                                                                               80,166,522
  80,450
                                                                                                             ------------
---------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
            HOSPITAL REVENUE (8.9%)
$  7,100    Antelope Valley Hospital District, Ser 1989 COPs......................       7.35%   01/01/20    $  7,392,378
            Bakersfield,
   1,750      Bakersfield Memorial Hospital Ser 1992 A............................       6.375   01/01/12       1,829,713
   2,000      Bakersfield Memorial Hospital Ser 1992 A............................       6.50    01/01/22       2,088,960
   7,600    Berkeley, Alta Bates Medical Center Refg Ser A........................       6.50    12/01/11       7,812,116
            California Health Facilities Financing Authority,
   5,000      Children's Hospital - San Diego Refg Ser 1996 (MBIA)................       5.375   07/01/16       4,879,100
   3,500      Sutter/CHS Ser 1996 A (MBIA)........................................       5.875   08/15/16       3,581,165
  20,000    Desert Hospital District, Desert Hospital Corp Ser 1992 COPs (FSA)....       6.392   07/28/20      21,197,000
            Duarte,
   3,000      City of Hope National Medical Center Ser 1993 COPs..................       5.50    04/01/01       3,021,150
   4,000      City of Hope National Medical Center Ser 1993 COPs..................       6.25    04/01/23       4,037,200
   6,000    Eden Township Hospital District, Ser 1989.............................       7.40    11/01/19       6,333,060
            Madera County,
   7,500      Valley Children's Hospital Ser 1995 COPs (MBIA).....................       6.50    03/15/15       8,364,225
   2,000      Valley Children's Hospital Ser 1995 COPs (MBIA).....................       6.125   03/15/23       2,091,660
   2,950    Rancho Mirage Joint Powers Financing Authority, Eisenhower Memorial
              Hospital Ser 1992 COPs..............................................       7.00    03/01/22       3,193,729
   2,000    Stockton, Dameron Hospital Assn Refg Ser 1988.........................       8.25    12/01/00       2,092,400
   9,000    University of California, UCLA Medical Center Refg Ser 1994 (MBIA)....       5.50    12/01/14       8,898,570
                                                                                                             ------------
---------
                                                                                                               86,812,426
  83,400
                                                                                                             ------------
---------
            INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (5.4%)
            California Pollution Control Financing Authority,
   5,000      Atlantic Richfield Co Ser 1996 A....................................       5.00    04/01/08       4,898,550
   6,000      Pacific Gas & Electric Co 1987 Ser B (AMT)..........................       8.875   01/01/10       6,321,720
   3,000      San Diego Gas and Electric Co 1996 Ser A............................       5.90    06/01/14       3,143,520
   5,000      Southern California Edison Co 1988 Ser A (AMT)......................       6.90    09/01/06       5,333,950
  10,000      Southern California Edison Co 1987 Ser D............................       6.85    12/01/08      10,645,600
  10,000      Southern California Edison Co 1992 Ser B (AMT)......................       6.40    12/01/24      10,421,000
   5,000      Waste Management Inc 1991 Ser A (AMT)...............................       7.15    02/01/11       5,444,900
   1,400    Intermodal Container Transfer Facility Joint Powers Authority,
              Southern Pacific Transportation Co 1989 Ser A.......................       7.70    11/01/14       1,489,390
   5,000    San Diego, San Diego Gas & Electric Co 1987 Ser A (AMT)...............       8.75    03/01/23       5,227,800
                                                                                                             ------------
---------
                                                                                                               52,926,430
  50,400
                                                                                                             ------------
---------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
            MORTGAGE REVENUE - SINGLE FAMILY (4.6%)
            California Housing Finance Agency,
$  9,000      Home 1995 Ser J (AMBAC).............................................       6.00%   08/01/17    $  9,147,510
   5,120      Home 1989 Ser A.....................................................       7.75    08/01/17       5,397,606
   7,000      Home 1995 Ser M (AMT) (MBIA)........................................       6.15    08/01/27       7,072,380
   9,215      Home 1995 Ser K (AMT)(AMBAC)........................................       6.25    08/01/27       9,385,754
   4,275      Home 1991 Ser G (AMT)...............................................       7.05    08/01/27       4,478,063
   7,000      Purchase 1995 Ser B-2 (AMT).........................................       6.30    08/01/24       7,158,270
            Puerto Rico Housing Finance Corporation,
   1,115      Portfolio One GNMA-Backed Ser B.....................................       7.65    10/15/22       1,171,921
     665      Portfolio One GNMA-Backed Ser C.....................................       6.85    10/15/23         697,139
                                                                                                             ------------
---------
                                                                                                               44,508,643
  43,390
                                                                                                             ------------
---------
            PUBLIC FACILITIES REVENUE (5.8%)
  10,000    Beverly Hills Public Financing Authority, 1993 Refg Ser A (MBIA)......       5.65    06/01/15       9,808,900
   1,875    Campbell Redevelopment Agency, 1991 Financing COPs....................       6.75    10/01/17       2,005,463
   3,000    El Dorado County Public Agency Financing Authority, 1996 (FGIC).......       5.50    02/15/21       2,948,670
   5,560    Grossmont Union High School District, Land Acquisition COPs (FSA).....       7.375   09/01/25       5,797,356
            Los Angeles County,
   5,400      1991 Master Refg COPs...............................................       6.708   05/01/15       5,578,200
   9,500      Public Properties Refg of 1987 COPs.................................       0.00    04/01/04       5,862,545
   5,500    Los Angeles County-West Covina Civic Center Authority, 1987 Refg
              COPs................................................................       6.875   09/01/14       5,669,785
   6,500    Nevada County, Western Nevada County Solid Waste Mgmt 1991 COPs.......       7.50    06/01/21       6,734,585
  10,000    San Jose Financing Authority, Convention Center Refg 1993 Ser C.......       6.375   09/01/13      10,430,900
   1,200    Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1988
              A...................................................................       7.90    07/01/07       1,287,360
                                                                                                             ------------
---------
                                                                                                               56,123,764
  58,535
                                                                                                             ------------
---------
            TAX ALLOCATION (6.8%)
   5,000    Fountain Valley Agency for Community Development, 1985 Industrial
              Area................................................................       9.10    01/01/15       5,163,650
            Garden Grove Community Development Agency,
   5,000      Refg Issue of 1993..................................................       5.70    10/01/13       4,868,100
   7,000      Refg Issue of 1993..................................................       5.875   10/01/23       6,819,750
            Industry Urban-Development Agency,
  10,000      Civic Rec-Ind Redev Proj #1 Sub Refg Ser 1987 A.....................       7.30    05/01/06      10,262,600
   2,165      Civic Rec-Ind Redev Proj #1 Sub Refg Ser 1987 B.....................       7.375   05/01/15       2,221,203
  25,500    Long Beach Financing Authority, Ser 1992 (AMBAC)......................       6.00    11/01/17      27,297,750
   9,585    Pleasanton Joint Powers Financing Authority, Reassessment 1993 Ser
              A...................................................................       6.15    09/02/12       9,875,905
                                                                                                             ------------
---------
                                                                                                               66,508,958
  64,250
                                                                                                             ------------
---------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
            TRANSPORTATION FACILITIES REVENUE (15.4%)
$  5,000    Contra Costa Transportation Authority, Sales Tax 1993 Ser A (FGIC)....       6.00%   03/01/09    $  5,408,550
  15,000    Foothills/Eastern Transportation Corridor Agency, Toll Road
              Sr Lien Ser 1995 A..................................................       6.00    01/01/34      15,011,100
            Long Beach,
  11,000      Harbor Ser 1989 A (AMT).............................................       7.375   05/15/09      11,657,360
  10,000      Harbor Ser 1989 A (AMT).............................................       7.25    05/15/19      10,557,700
  20,000      Harbor Ser 1995 (AMT) (MBIA)........................................       5.25    05/15/25      18,607,600
  10,000    Los Angeles, Department of Airports Refg 1985 Ser A (FGIC)............       5.50    05/15/09      10,221,400
            Los Angeles County Transportation Commission,
  20,000      Sales Tax Ser 1991 B................................................       6.50    07/01/13      21,191,600
   5,000      Sales Tax Ser 1986 A................................................       6.25    07/01/16       5,002,200
   5,000    Orange County, Airport Refg Ser 1997 (MBIA) (WI)......................       5.50    07/01/11       4,862,100
  20,000    San Diego County Regional Transportation Commission, Sales Tax
              1994 Ser A (FGIC)...................................................       4.75    04/01/08      19,288,600
   5,000    San Francisco Airports Commission, San Francisco Int'l Airport Second
              Ser Refg Issue 4 (MBIA).............................................       6.00    05/01/20       5,154,800
            San Francisco Bay Area Rapid Transit District,
   5,000      Sales Tax Ser 1990 (AMBAC)..........................................       6.75    07/01/09       5,419,000
   5,000      Sales Tax Ser 1995 (FGIC)...........................................       5.50    07/01/15       4,948,550
   4,000      Sales Tax Ser 1995 (FGIC)...........................................       5.50    07/01/20       3,932,680
  10,000    Puerto Rico Highway & Transportation Authority, Refg Ser X............       5.25    07/01/21       9,224,100
                                                                                                             ------------
---------
                                                                                                              150,487,340
 150,000
                                                                                                             ------------
---------
            WATER & SEWER REVENUE (13.0%)
            California Department of Water Resources,
   4,000      Central Valley Ser F................................................       6.00    12/01/11       4,041,880
   6,870      Central Valley Ser J-2..............................................       6.125   12/01/13       7,150,708
   8,000    Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)................       6.00    08/01/18       8,276,320
   6,000    Central Coast Water Authority, Refg Ser 1996 A (AMBAC)................       5.00    10/01/16       5,654,640
  10,000    Contra Costa Water District, Ser G (MBIA).............................       5.50    10/01/19       9,795,800
            East Bay Municipal Utility District,
  11,000      Water Refg Ser 1992.................................................       6.00    06/01/20      11,256,740
   3,000      Water Refg Ser 1996 (FGIC)..........................................       5.00    06/01/26       2,766,030
   4,000    Eastern Municipal Water District, Water & Sewer Ser 1991 COPs.........       6.00    07/01/23       4,051,440
   5,745    Los Angeles, Wastewater Ser 1990......................................       7.10    06/01/18       6,168,464
  15,000    Los Angeles County Sanitation Districts Financing Authority, 1993 Ser
              A...................................................................       5.375   10/01/13      14,650,800
            Metropolitan Water District of Southern California,
   5,500      Water Refg 1996 Ser B (MBIA)........................................       5.00    07/01/14       5,276,975
   5,500      Water Refg 1996 Ser B (MBIA)........................................       5.00    07/01/15       5,238,420
  10,000    San Diego, Sewer 1993 Ser A...........................................       5.25    05/15/20       9,324,400
   8,000    San Diego County Water Authority, Ser 1991 B COPs (MBIA)..............       6.30    04/08/21       8,484,960
  10,000    San Diego Public Facilities Financing Authority, Sewer Ser 1995
              (FGIC)..............................................................       5.00    05/15/25       9,204,700
            San Francisco Public Utilities Commission,
   5,750      Water 1992 Refg Ser A...............................................       6.00    11/01/15       5,897,085
  10,870      Water 1996 Ser A....................................................       5.00    11/01/21      10,082,360
                                                                                                             ------------
---------
                                                                                                              127,321,722
 129,235
                                                                                                             ------------
---------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
            OTHER REVENUE (0.5%)
$  5,000    Orange County Community Facilities District #86-2, Rancho Santa
              Margarita Ser A of 1990.............................................       7.65%   08/15/17    $  5,188,200
                                                                                                             ------------
---------
            REFUNDED (15.1%)
   2,630    California Department of Water Resources, Central Valley Ser J-2......       6.125   06/01/01++     2,847,711
   5,000    California Health Facilities Financing Authority, St Joseph Health Ser
              1991 A..............................................................       6.75    07/01/01++     5,557,200
   8,000    California Public Works Board, California State University 1992 Ser
              A...................................................................       6.70    10/01/02++     9,057,120
  10,000    Central Coast Water Authority, Ser 1992 (AMBAC).......................       6.50    10/01/02++    11,246,900
            Los Angeles,
   6,000      Harbor Department Issue of 1985.....................................       8.70    09/01/99++     6,673,380
  10,000      Wastewater Ser 1990-B...............................................       7.15    06/01/00++    11,116,500
            Los Angeles Convention & Exhibition Center Authority,
  10,000      Ser 1985 COPs.......................................................       9.00    12/01/05++    13,188,100
  14,000      Ser 1985 COPs.......................................................       9.00    12/01/05++    18,463,340
  10,000    Los Angeles County Transportation Commission, Sales Tax Ser 1987 A....       6.75    07/01/02++    11,325,900
   5,000    Los Angeles Department of Water & Power, Water Works Issue of 1991
              (Crossover 04/01/01)................................................       7.00    04/01/31       5,556,850
  10,000    Northern California Transmission Agency, California-Oregon 1990 Ser A
              (MBIA)..............................................................       7.00    05/01/00++    11,005,500
   5,250    Southern California Public Power Authority (ETM)......................       0.00    07/01/06       3,253,740
  11,000    University of California, Multiple Purpose Refg Ser A.................       6.875   09/01/02++    12,491,930
  10,000    Puerto Rico Aqueduct & Sewer Authority, Ser 1988 A....................       7.875   07/01/98++    10,787,700
  13,000    Puerto Rico Highway Authority, Ser Q..................................       7.75    07/01/00++    14,739,790
                                                                                                             ------------
---------
                                                                                                              147,311,661
 129,880
                                                                                                             ------------
---------
            TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (IDENTIFIED COST $855,741,053)...................
 881,590                                                                                                      905,802,130
---------                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 1996, CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON     MATURITY
THOUSANDS                                                                             RATE        DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS (6.8%)
$ 12,000    California Health Facilities Financing Authority, Sutter Health Ser
              1990 B (Demand 01/02/97)............................................       5.10*%   03/01/26   $ 12,000,000
            California Pollution Control Finance Authority,
   9,500      Pacific Gas & Electric Co Ser 1996 F (Demand 01/02/97)..............       4.80*   11/01/26       9,500,000
  12,000      Southern California Edison Co Ser 1996 A (Demand 01/02/97)..........       4.50*   02/28/08      12,000,000
  33,000    Newport Beach, Hoag Memorial Hospital Presbyterian Ser 1992
              (Demand 01/02/97)...................................................       5.15*   10/01/22      33,000,000
                                                                                                             ------------
---------
            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL OBLIGATIONS
            (IDENTIFIED COST $66,500,000)................................................................
  66,500                                                                                                       66,500,000
---------                                                                                                    ------------
$948,090    TOTAL INVESTMENTS (IDENTIFIED COST $922,241,053) (a)..................    99.6%     972,302,130
---------
---------
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES........................     0.4        3,400,075
                                                                                     ------    ------------
            NET ASSETS............................................................   100.0%    $975,702,205
                                                                                     ------    ------------
                                                                                     ------    ------------

---------------------
    AMT       Alternative Minimum Tax.
    COPs      Certificates of Participation.
    ETM       Escrowed to Maturity.
     WI       Security purchased on a when issued basis.
     ++       Prerefunded to call date shown.
     *        Current coupon of variable rate security.
    (a)       The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
              $53,066,998 and the aggregate gross unrealized depreciation is
              $3,005,921, resulting in net unrealized appreciation of
              $50,061,077.
BOND INSURANCE:
   AMBAC      AMBAC Indemnity Corporation.
 Connie Lee   Connie Lee Insurance Company.
    FGIC      Financial Guaranty Insurance Company.
    FSA       Financial Security Assurance Inc.
    MBIA      Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

ASSETS:
Investments in securities, at value
  (identified cost $922,241,053)............................  $972,302,130
Cash........................................................       476,220
Receivable for:
    Interest................................................    14,580,573
    Shares of beneficial interest sold......................       295,986
    Investments sold........................................        40,765
Prepaid expenses and other assets...........................        23,545
                                                              ------------

     TOTAL ASSETS...........................................   987,719,219
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................     6,884,447
    Dividends and distributions.............................     3,390,438
    Plan of distribution fee................................       642,082
    Shares of beneficial interest repurchased...............       520,860
    Investment management fee...............................       455,350
Accrued expenses and other payables.........................       123,837
                                                              ------------

     TOTAL LIABILITIES......................................    12,017,014
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   925,945,926
Net unrealized appreciation.................................    50,061,077
Accumulated net realized loss...............................      (304,798)
                                                              ------------

     NET ASSETS.............................................  $975,702,205
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  77,591,489 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                    $12.57
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $ 59,806,976
                                                              ------------

EXPENSES
Plan of distribution fee....................................     7,504,744
Investment management fee...................................     5,313,150
Transfer agent fees and expenses............................       238,582
Custodian fees..............................................        73,674
Shareholder reports and notices.............................        59,142
Professional fees...........................................        52,081
Trustees' fees and expenses.................................        17,592
Registration fees...........................................         5,615
Other.......................................................        21,234
                                                              ------------

     TOTAL EXPENSES.........................................    13,285,814

     LESS: EXPENSE OFFSET...................................       (73,580)
                                                              ------------

     NET EXPENSES...........................................    13,212,234
                                                              ------------

     NET INVESTMENT INCOME..................................    46,594,742
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...........................................     3,510,899
Net change in unrealized appreciation.......................   (20,341,641)
                                                              ------------

     NET LOSS...............................................   (16,830,742)
                                                              ------------

NET INCREASE................................................  $ 29,764,000
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR        FOR THE YEAR
                                                                    ENDED               ENDED
                                                              DECEMBER 31, 1996   DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................   $     46,594,742    $     51,093,034
Net realized gain...........................................          3,510,899          15,612,579
Net change in unrealized appreciation/depreciation..........        (20,341,641)         78,220,453
                                                              -----------------   -----------------

     NET INCREASE...........................................         29,764,000         144,926,066
                                                              -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................        (46,863,352)        (50,973,219)
Net realized gain...........................................        (11,233,171)         (6,253,247)
                                                              -----------------   -----------------

     TOTAL..................................................        (58,096,523)        (57,226,466)
                                                              -----------------   -----------------
Net decrease from transactions in shares of beneficial
  interest..................................................        (50,846,165)        (40,657,242)
                                                              -----------------   -----------------

     NET INCREASE (DECREASE)................................        (79,178,688)         47,042,358

NET ASSETS:
Beginning of period.........................................      1,054,880,893       1,007,838,535
                                                              -----------------   -----------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND
    $268,610, RESPECTIVELY).................................   $    975,702,205    $  1,054,880,893
                                                              -----------------   -----------------
                                                              -----------------   -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996, CONTINUED

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of average daily net assets not exceeding $500 million; 0.525% to the portion of average daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of average daily net assets exceeding $750 million but not exceeding $1 billion; and 0.475% to the portion of average daily net assets exceeding $1 billion. Effective May 1, 1996, the annual rate was reduced to 0.45% to the portion of average daily net assets in excess of $1.25 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996, CONTINUED

daily and payable monthly, at an annual rate of 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, account executives of Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other employees and selected broker-dealers, who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $3,649,503 at December 31, 1996.

The Distributor has informed the Fund that for the year ended December 31, 1996, it received approximately $1,325,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 1996 aggregated $105,636,105 and $197,934,653, respectively.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 1996, CONTINUED

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $23,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 1996 included in Trustees' fees and expenses in the Statement of Operations amounted to $933. At December 31, 1996, the Fund had an accrued pension liability of $48,878 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                        DECEMBER 31, 1996             DECEMBER 31, 1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------

Sold.............................................................    6,335,468   $   79,395,308     7,610,885   $ 95,058,902
Reinvestment of dividends and distributions......................    2,574,842       32,170,169     2,505,960     31,541,595
                                                                   -----------   --------------   -----------   ------------
                                                                     8,910,310      111,565,477    10,116,845    126,600,497
Repurchased......................................................  (12,976,452)    (162,411,642)  (13,380,382)  (167,257,739)
                                                                   -----------   --------------   -----------   ------------
Net decrease.....................................................   (4,066,142)  $  (50,846,165)   (3,263,537)  $(40,657,242)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $305,000 during fiscal 1996.

As of December 31, 1996, the Fund had temporary book/tax differences primarily attributable to post-October losses.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                FOR THE YEAR ENDED DECEMBER 31
                           ---------------------------------------------------------------------------------------------------------
                              1996          1995       1994      1993      1992      1991      1990      1989      1988       1987
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value,
 beginning of period.....  $    12.92      $11.87    $13.31     $12.70    $12.46    $11.99    $12.05    $11.68    $11.19    $12.25
                           ----------      -------   --------   -------   -------   -------   -------   -------   -------   --------

Net investment income....        0.58        0.61      0.64       0.67      0.69      0.71      0.72      0.71      0.72      0.72

Net realized and
 unrealized gain
 (loss)..................       (0.21)       1.13     (1.42)      0.70      0.26      0.48     (0.06)     0.37      0.50     (1.06)
                           ----------      -------   --------   -------   -------   -------   -------   -------   -------   --------

Total from investment
 operations..............        0.37        1.74     (0.78)      1.37      0.95      1.19      0.66      1.08      1.22     (0.34)
                           ----------      -------   --------   -------   -------   -------   -------   -------   -------   --------

Less dividends and
 distributions from:
   Net investment
   income................       (0.58)      (0.61)    (0.64)     (0.67)    (0.69)    (0.71)    (0.72)    (0.71)    (0.72)    (0.72)
   Net realized gain.....       (0.14)      (0.08)    (0.02)     (0.09)    (0.02)    (0.01)     --        --       (0.01)     --
                           ----------      -------   --------   -------   -------   -------   -------   -------   -------   --------

Total dividends and
 distributions...........       (0.72)      (0.69)    (0.66)     (0.76)    (0.71)    (0.72)    (0.72)    (0.71)    (0.73)    (0.72)
                           ----------      -------   --------   -------   -------   -------   -------   -------   -------   --------

Net asset value,
 end of period...........  $    12.57      $12.92    $11.87     $13.31    $12.70    $12.46    $11.99    $12.05    $11.68    $11.19
                           ----------      -------   --------   -------   -------   -------   -------   -------   -------   --------
                           ----------      -------   --------   -------   -------   -------   -------   -------   -------   --------

TOTAL INVESTMENT
RETURN+..................        3.13%      14.96%    (5.97)%    10.97%     7.83%    10.18%     5.69%     9.54%    11.23%    (2.70)%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.................        1.32%(1)    1.33%     1.32%      1.27%     1.32%     1.28%     1.30%     1.32%     1.34%     1.35%

Net investment income....        4.66%       4.90%     5.10%      5.03%     5.45%     5.78%     5.98%     6.00%     6.31%     6.27%

SUPPLEMENTAL DATA:
Net assets, end of
 period, in millions.....        $976      $1,055    $1,008     $1,190    $  987    $  834    $  677    $  567    $  430    $  365

Portfolio turnover
 rate....................          11%         23%       12%        10%        6%        3%       16%       13%       13%       23%

---------------------
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  The above ratio does not reflect the effect of expense offsets of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter California Tax-Free Income Fund (the "Fund") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
FEBRUARY 10, 1997

                      1996 FEDERAL TAX NOTICE (UNAUDITED)

       During the year ended December 31, 1996, the Fund paid to the shareholders $0.58 per share from net investment income. All of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes. For the year ended December 31, 1996, the Fund paid to shareholders $0.14 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

[GRAPHIC]

ANNUAL REPORT
DECEMBER 31, 1996

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND

   (The following charts below represent information which appears in graph form in the printed report)

   A pie chart reflecting the credit quality of the portfolio as rated by Moody's or Standard & Poors Credit Ratings as of December 31, 1996.

             FIVE LARGEST SECTORS                    PERCENT
             --------------------                    -------
             All others                                40%
             Refunded                                  15%
             Transportation                            15%
             Water & Sewer                             13%
             Hospital                                   9%
             Electric                                   8%

             CREDIT RATING                           PERCENT
             -------------                           -------
             Aaa or AAA                                53%
             Aa or AA                                  17%
             A or A                                    16%
             Baa or BBB                                12%
             Not rated                                  2%

A bar graph reflecting the Call Structure as of December 31, 1996, of the total Long-Term Portfolio:

             YEAR             % OF TOTAL LONG TERM PORTFOLIO
             ----             ------------------------------
             1997                          6%
             1998                          5%
             1999                          6%
             2000                          6%
             2001                          9%
             2002                         15%
             2003                         14%
             2004                          4%
             2005                         16%
             2006                          8%
             2007-2011                     6%
             2012 +                        5%

DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND FUND

                              GROWTH OF $10,000

DATE                        TOTAL             LEHMAN IX             LIPPER IX
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December 31, 1986         $10,000              $10,000               $10,000
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December 31, 1987          $9,730              $10,151                $9,868
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December 31, 1988         $10,823              $11,182               $10,947
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December 31, 1989         $11,855              $12,389               $12,015
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December 31, 1990         $12,530              $13,292               $12,800
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December 31, 1991         $13,805              $14,906               $14,232
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December 31, 1992         $14,886              $16,220               $15,442
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December 31, 1993         $16,519              $18,212               $17,399
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December 31, 1994         $15,533              $17,271               $16,143
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December 31, 1995         $17,857              $20,286               $19,114
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December 31, 1996         $18,415(3)           $21,185               $19,815
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                        AVERAGE ANNUAL TOTAL RETURNS

             1 YEAR               5 YEARS              10 YEARS
           -------------------------------------------------------
              3.13(1)              5.93(1)              6.30(1)
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             -1.74(2)              5.61(2)              6.30(2)
           -------------------------------------------------------


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         ________ Fund    ________ Lehman IX (4)    ________ Lipper IX (5)

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Past performance is not predictive of future returns.
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(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable contingent deferred sales charge (CDSC)
     (1 year-5%, 5 years-2%, 10 years-0).See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value, assuming a complete redemption on December 31, 1996.

(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds with maturities of 2 years or more and a minimum credit rating of Baa or BBB, as measured by Moody's Investors Service, Inc.
     or Standard & Poor's Corp.The Index does not include any expenses, fees, or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper California Muni Debt Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper California Municipal Debt Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.There are currently 30 funds represented in this index.